Operations and Reorganization (Details)	12 Months Ended
	Dec. 31, 2017	Jan. 14, 2016	Oct. 09, 2014
Beijing Dasheng Zhixing Technology Co., Ltd
Operations and Reorganization
VIE interest (as a percent)	100.00%
51Talk English Philippines Corporation
Operations and Reorganization
VIE interest (as a percent)	100.00%
Shanghai Zhishi Education Training Co., Ltd
Operations and Reorganization
VIE interest (as a percent)	100.00%
Wuhan Houdezaiwu Online Technology Co., Ltd
Operations and Reorganization
VIE interest (as a percent)	100.00%
Tianjin Dasheng Zhixing Technology Co., Ltd
Operations and Reorganization
VIE interest (as a percent)	100.00%
China Online Education (HK) Limited
Operations and Reorganization
Percentage of Direct or Indirect Economic Ownership, Subsidiaries	100.00%
51Talk English International Limited
Operations and Reorganization
Percentage of Direct or Indirect Economic Ownership, Subsidiaries	100.00%
China Online Innovations Inc.
Operations and Reorganization
Percentage of Direct or Indirect Economic Ownership, Subsidiaries			99.99986%
On Demand English Innovations Inc.
Operations and Reorganization
Percentage of Direct or Indirect Economic Ownership, Subsidiaries		99.996%
Beijing Dasheng Online Technology Co., Ltd.
Operations and Reorganization
Percentage of Direct or Indirect Economic Ownership, Subsidiaries	100.00%